Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	Jun. 26, 2023	Dec. 08, 2022	Dec. 02, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 29, 2021
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock, shares authorized				19,544,521	19,544,521	19,544,521	19,544,521
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Notes payable					$ 6,494,051	$ 6,325,178
Related Party [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Notes payable				$ 1,154,997	0
Common Class A [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock, shares authorized							13,224,521
7GC Co Holdings INC [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001
Notes payable					900,000
7GC Co Holdings INC [Member] | Related Party [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Notes payable				$ 1,800,000	$ 1,800,000
7GC Co Holdings INC [Member] | Common Class A [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock, shares authorized				100,000,000	100,000,000	100,000,000
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, subject to possible redemption, shares	3,329,638	5,076,777		3,329,638	5,076,777	23,000,000
Temperory equity shares during the period shares	1,747,139	17,923,223	17,923,223
Temporary equity per share				$ 10.55
Temporary equity share outstanding				1,747,139